Tax	6 Months Ended
Jun. 30, 2025
Income taxes paid (refund) [abstract]
Tax	Note 8: Tax
In accordance with IAS 34, the Group’s income tax expense for the half-year to 30 June 2025 is based on the best estimate of the weighted-average annual income tax rate expected for the full financial year. The tax effects of one-off items are not included in the weighted-average annual income tax rate, but are recognised in the relevant period.
An explanation of the relationship between tax expense and accounting profit is set out below:

	Half-year to 30 Jun 2025 £m	Half-year to 30 Jun 2024 £m

Profit before tax	2,758	2,818
UK corporation tax thereon at 25.0% (2024: 25.0%)	(689)	(704)
Impact of surcharge on banking profits	(81)	(78)
Non-deductible costs: conduct charges	1	4
Other non-deductible costs	(108)	(98)
Non-taxable income	–	33
Tax relief on coupons on other equity instruments	54	42
Tax-exempt gains on disposals	2	–
Remeasurement of deferred tax due to rate changes	–	3
Differences in overseas tax rates	5	(3)
Adjustments in respect of prior years	(2)	(10)
Tax expense	(818)	(811)